Donald R. Stading
Secretary and General Counsel

(402) 467-7465 (Direct)                  5900 "O" Street / Lincoln, NE / 68510
(402) 467-7956 (Fax)                   P.O. Box 82550 / Lincoln, NE / 68501-2550



February 27, 2002

                                           (Transmitted via EDGAR on 2/27/2002)


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549



RE:    NSAR Filing:     Ameritas Variable Life Insurance Company
                        Separate Account VA-2 ("Registrant"), File No. 811-05192


Dear Sirs:

         We hereby submit the annual Form NSAR filing for the above-referenced Registrant.

         There is no fee for this filing.

         If you have any questions concerning this filing, please contact the undersigned.

Sincerely,


/s/ Donald R. Stading

Donald R. Stading
Secretary and General Counsel

Attachment

                                                     FORM N-SAR
                                                 SEMI-ANNUAL REPORT

                                         FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                        / /         (a)
                   or fiscal year ending:                 12/31/2001   (b)

Is this a transition report? (Y/N)        N
                                   ---------------

Is this an amendment to a previous filing? (Y/N)         N
                                                 ----------------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A. Registrant Name:         Ameritas Variable Life Insurance Company
                                        Separate Account VA-2
         B. File Number:             811-05192
         C. Telephone Number:        402-467-1122

2.       A. Street:                  5900 "O" Street
         B. City:                    Lincoln
         C. State:                   NE
         D. Zip Code:                68510           Zip Ext:
         E. Foreign Country:                         Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)_____________N

4. Is this the last filing on this form by Registrant? (Y/N) _____________N

5. Is Registrant a small business investment company (SBIC)? (Y/N)________N

        [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)_____________________N [If answer is "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N)_________N

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending    12/31/20      If filing more than one Page 50, "X" box:[ ]

File number 811-05192




123. [/] State the total value of the additional units considered in answering
item 122 ($000's omitted)                                            $270,985
  -----------------------------------------------------------------   -------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of
Registrant ($000's omitted)                                          $ 10,040
-------------------------------------------------------------------   -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
portfolio of a subsequent series.) ($000's omitted)                  $      0
------------------------------------------------------------------    -------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                         Number of           Total Assets         Total Income
                                                          Series                ($000's           Distributions
                                                         Investing             omitted)         ($000's omitted)

A.   U.S. Treasury direct issue                                          $                         $
                                                     -------------------  ----------------------
B.   U.S. Government agency                                              $                         $
                                                     -------------------  ----------------------
C.   State and municipal tax-free                                        $                         $
                                                     -------------------  ----------------------
D.   Public utility debt                                                 $                         $
                                                     -------------------  ----------------------
E.   Brokers or dealers debt or debt of
     Brokers' or dealers' parent                                         $                         $
                                                     -------------------  ----------------------
F.   All other corporate intermed. &
     long-term debt                                                      $                         $
                                                     -------------------  ----------------------
G.   All other corporate short-term debt                                 $                         $
                                                     -------------------  ----------------------
H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                                    $                         $
                                                     -------------------  ----------------------
I.   Investment company equity securities                                $                         $
                                                     -------------------  ----------------------

J.   All other equity securities                                         $    1,564,579            $   90,867
                                                     -------------------  ----------------------    ------------------
K.   Other securities                                                    $                         $
                                                     -------------------  ----------------------
L.   Total assets of all series of registrant                            $    1,564,579            $
                                                     -------------------  ---------------          ------------------

This report is signed on behalf of the registrant (or depositor or trustee).

City of:      Lincoln                    State of:  NE            Date: 02/27/02

Name of Registrant, Depositor, or Trustee:    Ameritas Variable Life Insurance
                                                  Company (Depositor)

By (Name and Title):                          Witness (Name and Title):

/S/ Lawrence J. Arth                          /s/ Donald R. Stading
------------------------------------          ---------------------------------
Lawrence J. Arth                              Donald R. Stading
Director, Chairman of the Board, and          Secretary and General Counsel
    Chief Executive Officer